Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Components of Intangible Assets Subject to Amortization
The components of intangible assets subject to amortization at December 31, 2022 and 2021 were as follows:

	December 31, 2022		December 31, 2021
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
	(Millions of yen)
Software	428,693	327,568	399,331	300,905
Customer relationships	161,424	70,900	158,513	59,465
Patents and developed technology	140,136	84,020	133,923	70,795
Trademarks	46,122	24,446	45,726	21,350
License fees	12,139	6,972	16,881	10,098
Other	15,251	10,959	18,765	10,521

	803,765	524,865	773,139	473,134

Changes in Carrying Amount of Goodwill by Segment
The changes in the carrying amount of goodwill by segment for the years ended December 31, 2022 and 2021 were as follows:

	Year ended December 31, 2022
	Printing	Imaging	Medical	Industrial*	Others and Corporate*	Total
	(Millions of yen)
Goodwill – gross	146,025	293,749	537,183	9,512	706	987,175
Accumulated impairment losses	(33,325)	—	—	—	—	(33,325)

Balance at beginning of year	112,700	293,749	537,183	9,512	706	953,850
Goodwill acquired during the year	1,114	—	947	—	—	2,061
Translation adjustments and other	7,624	3,076	4,565	1,463	(13)	16,715

Goodwill – gross	157,561	296,825	542,695	10,975	693	1,008,749
Accumulated impairment losses	(36,123)	—	—	—	—	(36,123)

Balance at end of year	121,438	296,825	542,695	10,975	693	972,626

	Year ended December 31, 2021
	Printing	Imaging	Medical	Industrial*	Others and Corporate*	Total
	(Millions of yen)

Goodwill – gross	142,185	289,999	506,513	8,559	724	947,980
Accumulated impairment losses	(32,416)	—	—	—	—	(32,416)

Balance at beginning of year	109,769	289,999	506,513	8,559	724	915,564
Goodwill acquired during the year	—	—	28,826	—	—	28,826
Translation adjustments and other	2,931	3,750	1,844	953	(18)	9,460

Goodwill – gross	146,025	293,749	537,183	9,512	706	987,175
Accumulated impairment losses	(33,325)	—	—	—	—	(33,325)

Balance at end of year	112,700	293,749	537,183	9,512	706	953,850

*
Based on the realignment of Canon’s internal management structure, from 2022,
Canon
has changed the name and structure of segments from Industrial and Others Business Unit and Corporate and eliminations to Industrial Business Unit, Others and Corporate and Eliminations. Changes in the carrying amounts of goodwill by segment for the fiscal year ended December 31, 2021 also have been reclassified.